UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Revenues
Revenues	$ 133,099,930	$ 71,960,751
Sales to third parties	111,538,097	56,805,859
Sales to related parties	13,361,026	8,691,577
Service fee	8,200,807	6,463,315
Cost of revenues	102,397,164	99,022,311
Gross (loss) profit	30,702,766	(27,061,560)
Operating expenses:
Selling, general and administrative expenses	5,554,943	14,116,823
Research and development expenses	1,331,265	2,242,606
Other operating income	(605,602)	(5,286,349)
Long-lived asset impairment		158,424,827
Total operating expenses	6,280,606	169,497,907
(Loss) income from operations	24,422,160	(196,559,467)
Interest expense	11,622,300	15,150,183
Interest income	298,887	101,202
Exchange (gain) loss	55,566	(10,021)
Income (loss) before income taxes	13,043,181	(211,598,427)
Income tax expense		1,212,309
Net (loss) income	13,043,181	(212,810,736)
Net (loss) attributable to non-controlling interest		(149,881,562)
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders	$ 13,043,181	$ (62,929,174)
NET (LOSS) EARNINGS PER ORDINARY SHARE
Basic-ordinary shares	$ 0.07	$ (0.36)
Diluted-ordinary shares	$ 0.06	$ (0.36)
ORDINARY SHARES USED IN CALCULATING EARNINGS PER ORDINARY SHARE
Basic-ordinary shares	200,643,909	172,955,579
Diluted-diluted shares	205,664,904	172,955,579